Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-8512
PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated December 15, 2009
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Managed Portfolio and OpCap Mid Cap Portfolio
     At a meeting of the Board of Trustees of the Trust held on December 15, 2009, the Board approved a plan of liquidation relating to each of the OpCap Managed Portfolio and OpCap Mid Cap Portfolio (the “Portfolios”). The plans of liquidation will become effective on or about April 16, 2010 (the “Liquidation Date”), subject to the approval of any shareholders remaining in the Portfolios as of a date no later than the Liquidation Date. The timing of the Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
     The Portfolios will cease accepting new investments as soon as reasonably practicable after the date hereof, and exchanges from other series of the Trust into shares of the Portfolios will not be permitted.
     After the Liquidation Date, the Portfolios will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination.
     Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.

PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated December 15, 2009
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Managed Portfolio and OpCap Mid Cap Portfolio
     At a meeting of the Board of Trustees of the Trust held on December 15, 2009, the Board approved a plan of liquidation relating to each of the OpCap Managed Portfolio and OpCap Mid Cap Portfolio (the “Portfolios”). The plans of liquidation will become effective on or about April 16, 2010 (the “Liquidation Date”), subject to the approval of any shareholders remaining in the Portfolios as of a date no later than the Liquidation Date. The timing of the Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
     The Portfolios will cease accepting new investments as soon as reasonably practicable after the date hereof, and exchanges from other series of the Trust into shares of the Portfolios will not be permitted.
     After the Liquidation Date, the Portfolios will cease operations except for the purposes of winding up their affairs and taking other actions related to liquidation and termination.
     Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.

PREMIER VIT (the “Trust”)
OpCap Managed Portfolio
Supplement Dated December 15, 2009
to the Class I Prospectus Dated May 1, 2009
     At a meeting of the Board of Trustees of the Trust held on December 15, 2009, the Board approved a plan of liquidation relating to the OpCap Managed Portfolio (the “Portfolio”). The plan of liquidation will become effective on or about April 16, 2010 (the “Liquidation Date”), subject to the approval of any shareholders remaining in the Portfolio as of a date no later than the Liquidation Date. The timing of the Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
     The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof, and exchanges from other series of the Trust into shares of the Portfolio will not be permitted.
     After the Liquidation Date, the Portfolio will cease operations except for the purposes of winding up its affairs and taking other actions related to liquidation and termination.
     Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.

PREMIER VIT (the “Trust”)
OpCap Mid Cap Portfolio
Supplement Dated December 15, 2009
to the Class I Prospectus Dated May 1, 2009
     At a meeting of the Board of Trustees of the Trust held on December 15, 2009, the Board approved a plan of liquidation relating to the OpCap Mid Cap Portfolio (the “Portfolio”). The plan of liquidation will become effective on or about April 16, 2010 (the “Liquidation Date”), subject to the approval of any shareholders remaining in the Portfolio as of a date no later than the Liquidation Date. The timing of the Liquidation Date may be changed without notice at the discretion of the Trust’s officers.
     The Portfolio will cease accepting new investments as soon as reasonably practicable after the date hereof, and exchanges from other series of the Trust into shares of the Portfolio will not be permitted.
     After the Liquidation Date, the Portfolio will cease operations except for the purposes of winding up its affairs and taking other actions related to liquidation and termination.
     Holders of variable annuity and variable life insurance contracts should consult their tax advisors for more information on their own tax situation and the possible application of federal, state, local or non-U.S. taxes.